UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3481

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

General Municipal Money Market Fund
Statement of Investments
August 31, 2005 (Unaudited)

	Principal

Tax Exempt Investments--99.7%	Amount ($)		Value ($)

Alabama--3.3%

Birmingham Industrial Development Board, SWDR
(American Cast Iron Co. Project)
2.59% (LOC; Southtrust Bank)	3,970,000	a	3,970,000
The Industrial Development Board of the City of Fultondale
IDR (Melsur Corp. Project)
2.64% (LOC; Amsouth Bank)	3,765,000	a	3,765,000
Jefferson County:
Limited Obligation School Warrants 2.50% (Insured;
AMBAC and Liquidity Facility; DEPFA Bank PLC)	10,000,000	a	10,000,000
Sewer Revenue, Refunding 2.57% (Insured; XLCA
and Liquidity Facility; Bank of America)	32,600,000	a	32,600,000
Troy Health Care Authority, Sarha Lease Revenue
(Southeast Alabama Rural Health)
2.56% (LOC; Regions Bank)	2,685,000	a	2,685,000

Arizona--1.0%

Maricopa County Industrial Development Authority, MFHR
Refunding (San Clemente Apartments Project)
2.57% (Insured; FNMA and Liquidity Facility; FNMA)	8,200,000	a	8,200,000
Salt River Project Agricultural Improvement and Power District,
Electric System Revenues (Salt River Project)
5.25%, 1/1/2006	7,665,000		7,731,954

Arkansas--.4%

Arkansas Development Finance Authority, MFHR
(Chapelridge of Cabot Housing Project)
2.57% (LOC; Regions Bank)	6,675,000	a	6,675,000

California--5.4%

Access to Loans for Learning Student Loan Corporation,
Student Loan Revenue 2.58% (LOC; State Street Bank
and Trust Co.)	10,200,000	a	10,200,000
California Housing Finance Agency, Revenue
2.38% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	21,200,000	a	21,200,000
California Pollution Control Financing Authority, SWDR
(Norcal Waste System Inc. Project)
2.46% (LOC; Comerica Bank)	8,250,000	a	8,250,000
FHLMC Multifamily Certificates,
Housing Revenue 2.59% (Insured; FHLMC
and Liquidity Facility; FHLMC)	18,293,319	a	18,293,319
Los Angeles, Wastewater System Revenue,
Refunding:
2.15%, 12/15/2005 (Insured; FGIC and Liquidity
Facility; FGIC)	14,000,000		13,987,039
2.15%, 12/15/2005 (Insured; FGIC and Liquidity

Facility; FGIC)	16,000,000		15,985,188

Colorado--2.7%

Colorado Educational and Cultural Facilities Authority,
Revenue (Vail Mountain School Project)
2.57% (LOC; Key Bank)	5,000,000	a	5,000,000
City and County of Denver:
Airport Revenue:
2.57% (Insured; FSA and Liquidity Facility; Merrill Lynch)	1,340,000	a	1,340,000
Refunding 2.39% (Insured; MBIA and Liquidity Facility;
Bank One)	10,000,000	a	10,000,000
MFHR
2.62% (Liquidity Facility; Merrill Lynch)	5,915,000	a	5,915,000
Lafayette Exemplatory Improvement District,
Special Assessment Revenue, Refunding
2.53% (LOC; U.S. Bank NA)	3,250,000	a	3,250,000
Lakewood Housing Authority, MFHR
(Ridgemoor Apartments Project) 2.57% (Insured; FNMA)	7,750,000	a	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue 2.55%	10,000,000	a	10,000,000

District of Columbia--.3%

District of Columbia Water and Sewer Authority
Public Utility Revenue (Merlots Program)
2.40% (Insured; FSA and LOC; Wachovia Bank)	5,400,000	a	5,400,000

Florida--7.7%

Bay County Housing Finance Authority, SFMR
(Merlots Program) 2.45% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	4,080,000	a	4,080,000
Beacon Tradeport Community Development District,
Special Assessment Revenue 2.54% (Insured; Radian
Bank and Liquidity Facility; Merrill Lynch)	8,250,000	a	8,250,000
Broward County Health Facilities Authority,
Revenue (John Knox Village Project)
2.50%, (Insured; Radian and Liquidity Facility;
Suntrust Bank)	12,015,000	a	12,015,000
Capital Trust Agency, MFHR
2.65% (LOC; AIG SunAmerica Assurance)	15,005,000	a	15,005,000
Dade County Industrial Development Authority, IDR
(Spectrum Programs Inc. Project) 2.55% (LOC; Bank of
America)	395,000	a	395,000
Florida Municipal Power Agency, Electric Revenue, CP
2.55%, 11/14/2005 (LOC; Wachovia Bank)	14,063,000		14,063,000
Greater Orlando Aviation Authority,
Airport Facilities Revenue 2.42% (Insured; FSA and
Liquidity Facility; Suntrust Bank)	15,000,000	a	15,000,000
Gulf Breeze Healthcare Facilities, Revenue
(Heritage Healthcare Project) 2.65% (Liquidity Facility;
AIG SunAmerica Assurance)	3,470,000	a	3,470,000
Jacksonville Electric Authority, Electric System Revenue, CP
2.67%, 11/17/2005 (Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	10,000,000		10,000,000
Jacksonville Health Facilities Authority, Health Facilities
Revenue, CP 2.65%, 12/20/2005	10,000,000		10,000,000

Kissimmee Utility Authority, Electric Revenue, CP
2.70%, 11/14/2005 (Liquidity Facility; JPMorgan Chase Bank)	15,900,000		15,900,000
Miami-Dade County Industrial Development Authority, IDR
(Tarmac America Project) 2.55% (LOC; Bank of
America)	3,200,000	a	3,200,000
Orange Country Health Facilities Authority, Revenue:
2.57% (Insured; FSA and Liquidity Facility;
JPMorgan Chase Bank)	10,400,000	a	10,400,000
(Presbyterian Retirement Project) 2.55% (LOC; Bank of
America)	2,500,000	a	2,500,000
Sarasota County Health Facility Authority, Revenue
(Bay Village Project) 2.55% (LOC; Bank of America)	1,300,000	a	1,300,000

Georgia--6.3%

Albany-Dougherty County Hospital Authority, Revenue
2.48% (Insured; AMBAC and Liquidity Facility;
Lehman Liquidity LLC)	11,400,000	a	11,400,000
Atlanta, Airport Revenue, Refunding,
2.50% (Insured; MBIA and Liquidity Facility; Bayerische
Landesbank)	40,000,000	a	40,000,000
Atlanta Urban Residential Finance Authority, MFHR
(Lindbergh City Center Apartment) 2.56% (LOC; Regions
Bank)	5,000,000	a	5,000,000
Canton Housing Authority, MFHR
(Alberta Ridgewalk Apartments Project) 2.57% (LOC;
Amsouth Bank)	7,500,000	a	7,500,000
Columbia County Development Authority, Private Schools
Revenue (Augusta Preparatory Project)
2.54% (LOC; Wachovia Bank)	3,300,000	a	3,300,000
Jefferson Development Authority, IDR
(Ringwood Containers Project)
2.55% (LOC; Bank of America)	800,000	a	800,000
Roswell Housing Authority, MFHR
(Park Ridge Apartments Project) 2.56% (Insured; FNMA)	8,200,000	a	8,200,000
Savannah Economic Development Authority,
Industrial Revenue (Home Depot Project)
2.53% (LOC; SunTrust Bank)	5,000,000	a	5,000,000
Savannah Housing Authority, MFHR
(Bradley Pointe Apartments Project)
2.55% (LOC; Key Bank)	3,500,000	a	3,500,000
Willacoochee Development Authority, PCR
(Langboard Inc. Project) 2.54% (LOC; SunTrust Bank)	17,000,000	a	17,000,000

Hawaii--1.0%

Hawaii Pacific Health, Special Purpose Revenue
(Department of Budget and Finance) 2.47% (Insured;
Radian Bank and Liquidity Facility; Bank of Nova Scotia)	14,500,000	a	14,500,000
Hawaii State Department of Budget and Finance, Special
Purpose Revenue, 2.57% (Insured; XLCA
and Liquidity Facility; Merrill Lynch)	2,500,000	a	2,500,000

Idaho--.4%

Idaho Housing and Finance Association, SFMR
2.50%, 2/1/2006	6,250,000		6,250,000

Illinois--5.7%

Chicago O'Hare International Airport, Special Facility
Revenue (O'Hare Technical Center II Project)
2.57% (LOC; ABN-AMRO)	8,000,000	a	8,000,000
Cook County, GO Notes
(Merlots Program) 2.40% (Insured; AMBAC and Liquidity
Facility; Wachovia Bank)	3,580,000	a	3,580,000
Elgin, College and University Revenue (Judson
College Project) 2.60% (LOC; Bank One)	700,000	a	700,000
Illinois Development Finance Authority:
IDR:
(Durex Industries Project) 2.57% (LOC; ABN-AMRO)	4,200,000	a	4,200,000
(Wisconsin Tool Project) 2.59% (LOC; Bank One)	4,150,000	a	4,150,000
SWDR (Waste Management Inc. Project) 2.55%
(LOC; Wachovia Bank)	7,000,000	a	7,000,000
Illinois Educational Facilities Authority
College and University Revenue:
(Augustana College) 2.54% (LOC; ABN-AMRO)	3,500,000	a	3,500,000
(Aurora University) 2.45% (LOC; Fifth Third Bank)	4,000,000	a	4,000,000
Illinois Health Facilities Authority, Revenues
(Evanston Hospital Corp.) CP:
2.85%, 9/22/2005	5,000,000		5,000,000
2.53%, 10/13/2005	10,000,000		10,000,000
2.65%, 12/1/2005	10,000,000		10,000,000
Regional Transportation Authority, Sales Tax Revenue
Refunding 2.37% (Liquidity Facility; DEPFA
Bank)	10,000,000	a	10,000,000
Roaring Fork Municipal Products LLC, Revenue:
2.57% (Liquidity Facility; The Bank of New York)	12,465,000	a	12,465,000
2.64% (Insured; FSA and Liquidity Facility; The Bank
of New York)	10,340,000	a	10,340,000

Indiana--.2%

Indiana Housing Finance Authority, SFMR
(Merlots Program) 2.45% (Insured: FNMA and GNMA
and Liquidity Facility; Wachovia Bank)	1,160,000	a	1,160,000
Indiana State University, College and University Revenue
(Student Fee Program) 3.50%, 10/1/2005 (Insured; AMBAC)	2,055,000		2,057,485

Iowa--1.8%

Iowa Finance Authority:
SFHR 2.58% (Liquidity Facility; Wells Fargo Bank)	10,135,000	a	10,135,000
Wellness Facility Revenue (Community YMCA
Marshalltown Project) 2.55% (LOC; Bank of America)	11,610,000	a	11,610,000
Louisa County, PCR, Refunding
(Midwest Power Systems Inc. Project) 2.45%	7,000,000	a	7,000,000

Kansas--1.8%

Wichita, GO Renewal and Improvement
Temporary Notes 3.75%, 2/9/2006	15,000,000		15,075,772
Kansas Development Finance Authority, MFHR:
(Delaware Highlands) 2.59% (LOC; FHLB)	2,500,000	a	2,500,000
Refunding (Chesapeake Apartments Project) 2.53%
(LOC; FHLB)	5,000,000	a	5,000,000

Mission, MFHR, Refunding (The Falls Apartments
Project) 2.60% (Insured; FNMA)	6,000,000	a	6,000,000

Kentucky--4.7%

Bardstown, Industrial Building Revenue
(Linpac Materials Handling) 2.82% (LOC; Bank One)	4,960,000	a	4,960,000
Elliott County, Residential Mortgage Revenue
2.85% (GIC; Bayerische Landesbank)	9,000,000	a	9,000,000
Fort Mitchell, Kentucky League of Cities
Funding Trust, LR, Trust Lease Program
2.51% (LOC; U.S. Bank NA)	9,200,000	a	9,200,000
Kenton County Airport Board, Special Facilities Revenue
(Airis Cincinnati LLC) 2.63% (LOC; Deutsche
Bank)	43,000,000	a	43,000,000
Kentucky Economic Development Finance Authority:
Health Facilities Revenue (Kentucky Easter Seal Society
Project) 2.60% (LOC; Bank One)	2,300,000	a	2,300,000
Industrial Building Revenue (Republic Services Inc. Project)
2.55% (LOC; Bank One)	6,100,000	a	6,100,000
Lexington-Fayette Urban County Government, IDR
(YMCA Central Kentucky Inc. Project) 2.50% (LOC; Bank
One)	1,700,000	a	1,700,000

Louisiana--5.3%

Calcasieu Parish Incorporation Industrial Development Board,
Environmental Revenue (Citgo Petroleum Corp.)
2.46% (LOC; Natexis Banques Populares)	5,000,000	a	5,000,000
Jefferson Parish Home Mortgage Authority, SFMR:
2.53% (Insured: FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3,955,000	a	3,955,000
2.53% (Insured; FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	3,450,000	a	3,450,000
Lake Charles Harbor and Terminal District, Airport
Revenue (Port Improvement) 2.70%
(LOC; Hibernia Bank)	17,500,000	a	17,500,000
Louisiana Local Government Environmental Facilities
and Community Development Authority, College and
University Revenue (Northwestern State
University Student Housing) 2.57% (LOC; Regions Bank)	2,750,000	a	2,750,000
Louisiana Public Facilities Authority:
College and University Revenue
(Tiger Athletic Foundation Project):
2.60% (LOC; Hibernia Bank)	15,000,000	a	15,000,000
2.84% (LOC; Hibernia Bank)	6,075,000	a	6,075,000
Revenue:
(Blood Center Properties Inc. Project)
2.60% (LOC; Bank One)	1,700,000	a	1,700,000
(Equipment and Capital Facilities Pooled)
2.84% (LOC; Hibernia Bank)	21,845,000	a	21,845,000
New Orleans, Sewage Service, BAN
3%, 7/26/2005	9,000,000		9,010,318

Maine--.3%

Maine Housing Authority, General Housing Revenue
2.58% (GIC; Trinity Plus Funding Co. and Liquidity

Facility; Merrill Lynch)	4,950,000	a	4,950,000

Maryland--1.0%	`

Frederick County, Revenue
(Homewood Inc. Facility) 2.59% (LOC; M&T Bank)	9,700,000	a	9,700,000
Maryland Economic Development Corporation, Revenue
(CWI Limited Partnership Facility)
2.74% (LOC; M&T Bank)	3,400,000	a	3,400,000
Maryland Industrial Development Financing Authority,
Revenue (Mercy High School Facility)
2.59% (LOC; M&T Bank)	3,665,000	a	3,665,000

Massachusetts--3.6%

Koch Certificates of Trust, Revenue
2.59% (Insured; AMBAC and Liquidity Facility; State
Street Bank and Trust Co.)	1,364,000	a	1,364,000
Massachusetts, GO Notes, Refunding 5%, 12/1/2005	19,000,000		19,121,448
Massachusetts Development Finance Agency:
College and University Revenue (Wentworth Institute of
Technology) 2.57% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	11,600,000	a	11,600,000
Revenue (Edgewood Retirement) 2.53% (LOC; Bank
of America)	16,055,000	a	16,055,000
Wachusett Regional School District, GO Notes, BAN
3%, 10/14/2005	11,000,000		11,006,341

Michigan--3.8%

Detroit, Sewer Disposal Revenue 2.55%, 10/5/2005
(Insured; FGIC and Liquidity Facility; FGIC)	9,000,000		9,000,000
Garden City Hospital Finance Authority, HR
(Garden City Hospital Obligation) 2.53% (LOC; National
City Bank)	400,000	a	400,000
Jackson County Economic Development Corporation,
College and University Revenue
(Spring Arbor College Project) 2.56% (LOC; Comerica Bank)	400,000	a	400,000
Michigan, GO Notes 3.50%, 9/30/2005	10,000,000		10,011,721
Michigan Higher Education Student Loan Authority, Student
Loan Revenue 2.39% (Insured; AMBAC and
Liquidity Facility; Lloyds TSB Bank)	16,000,000	a	16,000,000
Michigan Hospital Finance Authority, Revenues
Healthcare Equipment Loan Program
2.54% (LOC; ABN-AMRO)	12,400,000	a	12,400,000
Michigan Housing Development Authority, LOR
(Laurel Valley) 2.57% (LOC; Bank One)	1,100,000	a	1,100,000
Michigan Municipal Bond Authority, Revenue
4%, 8/18/2006 (LOC; JPMorgan Chase Bank)	8,000,000		8,080,691
Michigan Strategic Fund, LOR:
(D&R Paint Co. Project) 2.58% (LOC; Fifth
Third Bank)	3,615,000	a	3,615,000
(Hope Network Project)
2.67% (LOC; National City Bank)	555,000	a	555,000

Minnesota--1.0%

Minnesota Housing Finance Agency, Revenue

(Residential Housing Finance) 2.30%, 12/14/2005	5,000,000		5,000,000
Roaring Fork Municipal Products LLC, Revenue
2.64% (Liquidity Facility; The Bank of New York)	7,985,000	a	7,985,000
Saint Paul Housing and Redevelopment Authority, MFHR
Refunding (Hampden Square Apartments)
2.65% (LOC; FNMA)	2,840,000	a	2,840,000

Mississippi--1.5%

Medical Center Educational Building Corporation, Revenue
(Pediatric and Research Facilities Project) 2.50%
(Insured; AMBAC and Liquidity Facility; Bank One)	6,000,000	a	6,000,000
Mississippi Business Finance Corporation, IDR
(Bruce Furniture Industries Project)
2.59% (LOC; Wachovia Bank)	3,500,000	a	3,500,000
Mississippi Development Bank, Special Obligation Revenue
(MSLoan Program-DeSoto County Convention Center
Project) 2.52% (Insured; AMBAC
and Liquidity Facility; Dexia Credit Locale)	14,765,000		14,765,000

Missouri--.3%

Kansas City Industrial Development Authority, Revenue
(Alphapointe Association for the Blind)
2.59% (LOC; U.S. Bank NA)	5,295,000	a	5,295,000

Montana--.1%

Montana Facility Finance Authority, Revenue
(Mission Ridge Project) 2.50% (LOC; ABN-AMRO)	2,400,000	a	2,400,000

Nevada--3.8%

Clark County:
Airport Revenue 2.42% (Insured; XLCA
and Liquidity Facility; Bayerische-Landesbank)	36,100,000	a	36,100,000
IDR (Southwest Gas Corp. Project)
2.45% (LOC; Bank of America)	6,000,000	a	6,000,000
Nevada Housing Division, Multiple-Unit Housing Revenue
(Silverado Ranch) 2.55% (Insured; FNMA)	6,710,000	a	6,710,000
Washoe County, Gas Facilities Revenue
2.53% (Insured; MBIA and Liquidity Facility; Lehman
Liquidity LLC)	11,975,000	a	11,975,000

New Hampshire--.7%

New Hampshire Health and Education Authority,
HR (Wentworth Douglass Hospital)
2.42% (Insured; Radian and
Liquidity Facility; Bank of America)	10,000,000	a	10,000,000
New Hampshire Housing Finance Authority, SFHR
(Merlots Program) 2.45% (Liquidity Facility; Wachovia
Bank)	635,000	a	635,000

New Jersey--1.7%

Middlesex County, GO Notes, BAN
3.25%, 1/9/2006	5,000,000		5,008,748

New Jersey, TRAN 4%, 6/23/2006	12,000,000		12,111,226
Union County, GO Notes, BAN
3.25%, 3/1/2006	10,000,000		10,025,955

New Mexico--1.2%

New Mexico Housing Authority, Region III, MFHR
(Cottonwood Apartments Project) 2.75%, 12/30/2005	9,000,000		9,000,000
New Mexico Income Housing Authority Region III, LR
(Lease Purchase Program) 2.54%
(Liquidity Facility; Societe Generale)	10,000,000	a	10,000,000

New York--1.5%

Metropolitan Transportation Authority,
Dedicated Tax Fund
2.45% (Insured; AMBAC and Liquidity Facility;
Wachovia Bank)	10,400,000	a	10,400,000
Nassau County Tobacco Settlement Corporation,
Tobacco Settlement Revenue
2.57% Liquidity Facility; Merrill Lynch)	6,930,000	a	6,930,000
New York State Urban Development Corporation, Correctional
and Youth Facilities Service Revenue 2.54%
(Liquidity Facility; Merrill Lynch)	7,375,000	a	7,375,000

North Carolina--.8%

Cleveland County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue
(Curtiss-Wright Flight System) 2.55% (LOC; Bank of
America)	8,400,000	a	8,400,000
Robeson County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue (CB System
LLC Project) 2.59% (LOC; Wachovia Bank)	4,000,000		4,000,000

Ohio--3.2%

Athens County Port Authority, Housing Revenue
(Housing for Ohio Inc. Project) 2.54% (LOC; Wachovia
Bank)	2,000,000	a	2,000,000
Cleveland-Cuyahoga County Port Authority, Educational
Facility Revenue (Laurel School Project)
2.57% (LOC; Key Bank)	3,700,000	a	3,700,000
Clinton County, HR (Memorial Hospital)
2.49% (LOC; Fifth Third Bank)	6,435,000	a	6,435,000
Cuyahoga Community College District
Revenue 2.52% (Insured; AMBAC and
Liquidity Facility; Key Bank)	4,900,000	a	4,900,000
Grove City, Multi-Family Housing and Mortgage Revenue
(Regency Arms Apartments)
2.54% (LOC; FNMA)	2,470,000	a	2,470,000
Hamilton County:
EDR (Taft Museum Project)
2.51%, (LOC; Fifth Third Bank)	5,535,000	a	5,535,000
Hospital Facilities Revenue
2.58% (Liquidity Facility; Merrill Lynch)	10,000,000	a	10,000,000
Lima, HR (Lima Memorial Hospital Project)
2.60% (LOC; Bank One)	2,455,000	a	2,455,000

Ohio Higher Educational Facility Commission, LR
(Higher Educational Facility Pooled Program):
2.55% (LOC; Fifth Third Bank)	2,100,000	a	2,100,000
2.55% (LOC; Fifth Third Bank)	600,000	a	600,000
Stark County Port Authority, Revenue
(Community Action Agency Project)
2.60% (LOC; Bank One)	1,210,000	a	1,210,000
Washington County, HR (Marietta Area Health
Credit Inc.) 2.49% (Insured; FSA and Liquidity Facility;
Bank One)	10,000,000	a	10,000,000

Oklahoma--1.4%

Muskogee Medical Center Authority, Revenue
2.55% (LOC; Bank of America)	4,900,000	a	4,900,000
Oklahoma Student Loan Authority, Student Loan Revenue
(Student Loan Bonds and Notes)
2.39% (Insured; MBIA and Liquidity Facility; DEPFA Bank)	10,000,000	a	10,000,000
Payne County Economic Development Authority, Student
Housing Revenue (Osuf Phase 3 Student Project)
2.51% (Insured; AMBAC and Liquidity Facility; Dexia
Credit Locale)	8,500,000	a	8,500,000

Oregon--1.1%

Portland Housing Authority, Revenue
(New Columbia-Cecelia Project) 2.55% (LOC; Bank of
America)	5,250,000	a	5,250,000
Roaring Fork Municipal Products LLC, Revenue
2.64% (Insured; FGIC and Liquidity Facility;
Bank of New York)	7,775,000	a	7,775,000
Washington County Housing Authority, MFHR
(Cedar Mill Project) 2.70% (LOC; M&T Bank)	4,055,000	a	4,055,000

Pennsylvania--7.5%

Berks County Industrial Development Authority, IDR
(EJB Paving and Materials)
2.64% (LOC; Wachovia Bank)	1,250,000	a	1,250,000
Bethlehem Area School District, GO Notes
2.52% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	10,000,000	a	10,000,000
Dauphin County General Authority, Revenue:
2.45% (Insured; FSA and Liquidity Facility; Bank of
Nova Scotia and KBC Bank)	15,925,000	a	15,925,000
(Education and Health Loan Program) 2.54% (Insured;
AMBAC and Liquidity Facility; JPMorgan Chase Bank)	4,635,000	a	4,635,000
(School District Pooled Financing Program II)
2.45% (Insured; AMBAC and Liquidity Facility; Bank of
Nova Scotia)	25,000,000	a	25,000,000
East Hempfield Township Industrial Development Authority,
IDR (Mennonite Home Project)
2.60% (LOC; M&T Bank)	12,120,000	a	12,120,000
Harrisburg Authority, Water Revenue, Refunding
2.54% (Insured; FGIC and Liquidity Facility; FGIC)	14,520,000	a	14,520,000
Lancaster County Hospital Authority, Senior Living
Facilities Revenue (Quarryville Presbyterian)
2.50% (LOC; M&T Bank)	12,400,000	a	12,400,000

Pennsylvania Housing Finance Agency, SFMR
2.39% (Liquidity Facility; DEPFA Bank)	5,000,000	a	5,000,000
Venango County Industrial Development Authority,
RRR, CP (Scrubgrass Project)
2.77%, 9/9/2005 (LOC; Dexia Credit Locale)	11,000,000		11,000,000
West Cornwall Township Municipal Authority, GO Notes,
Refunding (Bethlehem School District Project)
2.52% (Insured; FSA and Liquidity Facility; Dexia Credit
Locale)	9,800,000	a	9,800,000

Rhode Island--.2%

Rhode Island Industrial Facilities Corporation, IDR
(Cooley Inc. Project) 2.42% (LOC; Citizens Bank of
Rhode Island)	2,750,000	a	2,750,000

South Carolina--.6%

Kershaw County School District, GO Notes, BAN
3%, 7/14/2006	4,500,000		4,503,272
South Carolina Jobs-Economic Development Authority,
EDR (Virtual Image Technology)
2.54% (LOC; Royal Bank of Canada)	4,500,000	a	4,500,000
South Carolina State Public Service Authority, Revenue
2.53% (Insured; FGIC)	1,500,000	a	1,500,000

South Dakota--.6%

Yankton, IDR (Kolberg-Pioneer Inc. Project)
2.45% (LOC; Wachovia Bank)	9,200,000	a	9,200,000

Tennessee--4.3%

Blount County Public Building Authority, Revenue
Local Government Public Improvement 2.51% (Insured;
AMBAC and Liquidity Facility; Regions Bank)	4,045,000	a	4,045,000
Johnson City Health and Educational Facilities Board, HR:
2.48% (Insured; MBIA and Liquidity Facility; Lehman
Liquidity LLC)	14,625,000	a	14,625,000
2.56% (Liquidity Facility; Merrill Lynch)	10,000,000	a	10,000,000
Memphis:
Electric System Revenue (Putters Program)
2.53% (Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	14,000,000	a	14,000,000
GO
2.53% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	22,990,000	a	22,990,000
Oak Ridge Industrial Development Board,
Industrial Revenue (Oak Ridge Universities)
2.52% (LOC; Allied Irish Bank)	4,680,000	a	4,680,000

Texas--5.2%

Crawford Education Facilities Corporation, Education
Revenue (Woodlands Academy Preparatory
School) 2.54% (LOC; U.S. Bank NA)	4,365,000	a	4,365,000
Harris County Housing Finance Corporation, MFHR
(Wellington Park Apartments) 2.57% (Insured; FNMA)	5,500,000	a	5,500,000

Harris County Industrial Development Corporation
SWDR (Deer Park Refining) 2.46%	15,200,000	a	15,200,000
Houston Industrial Development Corporation, Industrial
Revenue (Aero Houston Project) 2.55% (LOC; Bank
One)	4,980,000	a	4,980,000
Lubbock, Tax and Waterworks System Surplus Revenue
3.25%, 2/15/2006 (Insured; FSA)	1,700,000		1,705,015
Revenue Bond Certificate Series Trust Various States
Housing Revenue:
(Greens) 3% (GIC; AIG Funding Inc.)	4,320,000	a	4,320,000
(Pebble Brooke) 3% (GIC; AIG Funding Inc.)	7,000,000	a	7,000,000
Texas:
GO Notes, Refunding (College Student Loan)
2.65%, 2/1/2011(Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	11,000,000		11,000,000
Revenue, TRAN 4.50%, 8/31/2006	15,000,000		15,223,650
Texas Department of Housing and Community Affairs, MFHR
(Saint Augustine Estate)
2.57% (LOC; JPMorgan Chase Bank.)	7,650,000	a	7,650,000
Victory Street Public Facility Corporation, MFHR
(Uvalde Ranch Apartments) 2.60% (LOC; Bank of
America)	6,650,000	a	6,650,000

Vermont--.2%

Vermont Student Assistance Corporation, Student Loan
Revenue 2.60% (LOC; State Street
Bank and Trust Co.)	3,500,000	a	3,500,000

Virgina--.5%

Ashland Industrial Development Authority, IDR
(Tru-Wood Cabinets Project) 2.62 (LOC; Regions Bank)	3,835,000	a	3,835,000
Charles City County Economic Development Authority,
SWDR (Waste Management Inc. Project)
2.55% (LOC; JPMorgan Chase Bank)	4,500,000	a	4,500,000

Washington--1.9%

Chelan County Public Utility District Number 001
Consolidated Revenue (Merlots Program) 2.45%
(Insured; MBIA and Liquidity Facility; Wachovia Bank)	6,990,000	a	6,990,000
Port of Seattle, Revenue
(Merlots Program) 2.45%
(Insured; FGIC and Liquidity Facility; Wachovia Bank)	5,525,000	a	5,525,000
Seattle Housing Authority, Revenue
(High Point Project Phase I) 2.57% (LOC; Bank of
America)	4,300,000	a	4,300,000
Washington, GO Notes (Merlots Program)
2.40% (Insured: FGIC and MBIA and Liquidity Facility;
Wachovia Bank)	8,995,000	a	8,995,000
Washington Economic Development Finance Authority,
SWDR (Cedar Grove Composing Project) 2.44%
(LOC; Wells Fargo Bank)	5,790,000	a	5,790,000

West Virginia--.1%

Pendleton County, IDR

(Greer Steel Project) 2.59% (LOC; PNC Bank)	800,000	a	800,000
Wisconsin--.7%
Park Falls, IDR (Weather Shield Project) 2.65% (LOC;
Bank One)	5,300,000	a	5,300,000
West Allis, Revenue (State Fair Park Exposition)
2.54% (LOC; U.S. Bank NA)	6,200,000	a	6,200,000
Wyoming--2.8%
Campbell County, IDR (Two Elk Power Generation Station
Project):
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)	27,300,000		27,300,000
2.90%, 12/1/2005 (LOC; Citibank)	18,000,000		18,000,000
U.S. Related--.1%
Puerto Rico Public Finance Corporation, Revenue
2.51% (Insured; AMBAC and Liquidity Facility; JPMorgan
Chase Bank)	900,000	a	900,000
Total Investments (cost $1,615,439,615)	99.7%		1,615,481,142
Cash and Receivables (Net)	.3%		5,152,227
Net Assets	100.0%		1,620,633,369

Summary of Abbreviations
ACA	American Capital Access
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limitied Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	88.6
AAA, AA, A b	Aaa, Aa, A b		AAA, AA, A b	6.1
Not Rated c	Not Rated c		Not Rated c	5.3
				100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate - subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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